Inventories, Net	12 Months Ended
Dec. 31, 2020
Inventories, Net
Inventories, Net
7.	Inventories, Net

Inventories consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Chemical products	4,351	2,821	432
Provision for obsolete stock	—	—	—
Total	4,351	2,821	432

No inventories were pledged for the years ended December 31, 2019 and 2020.